Related Party Transactions (Details) - Schedule of Major Related Parties Transaction	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Major Related Paries Transaction [Abstract]
Name of related parties		Shengda Group
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, SunCar’s Chief Executive Officer